Leases - Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 43,290	$ 85,591
ROU assets obtained in exchange for lease liabilities: Operating leases	$ 679,713	$ 371,754
Weighted average remaining lease term (in years): Operating leases	5 years 9 months 18 days	2 years 3 months 19 days
Weighted average discount rate: Operating leases	7.25%	7.25%